Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
CCT’s ordinary shares outstanding at December 31, 2022	[1]	75,440,709	31,780,394
CCT’s ordinary shares outstanding prior to the Reverse Recapitalization (in Dollars)		$ 450,615,461
Ordinary shares attributable to conversion		73,004,981
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions		75,439,209
CCT’s ordinary shares outstanding [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
CCT’s ordinary shares outstanding at December 31, 2022		432,673,255
CCT’s ordinary shares issued to the Preferred Shareholders [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
CCT’s ordinary shares issued to the Preferred Shareholders (Note 15) (in Dollars)		$ 17,942,206
Conversion of CCT’s Ordinary Shares [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Ordinary shares attributable to conversion	[2]	33,098,268
Conversion of CCT’s Convertible Redeemable Preferred Shares [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Ordinary shares attributable to conversion	[2]	35,190,468
Conversion of Prime Impact’s Class A ordinary shares [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Ordinary shares attributable to conversion	[3]	375,193
Conversion of Prime Impact’s Class B ordinary shares [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Ordinary shares attributable to conversion	[3]	4,341,052
Ordinary shares attributable to Prime Impact Cayman LLC [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	634,228
Ordinary shares attributable to World Dynamic Limited [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	1,300,000
Ordinary shares attributable to Goldrock Holdings Limited [Member]
Reverse Recapitalization (Details) - Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	[4]	500,000

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.
[3]	On the Closing Date, Prime Impact converted its issued and outstanding (i) 375,193 Class A ordinary shares; and (ii) and 4,341,052 Class B ordinary shares into 4,716,245 Class A ordinary shares of the Company.
[4]	On September 11, 2023, Prime Impact, CCT and the Company entered into certain Subscription Agreements and a Backstop Agreement with global institutional investors in connection with the Business Combination. Pursuant to such agreements, the Company issued 634,228; 1,300,000; and 500,000 Class A ordinary shares to the Sponsor; World Dynamic Limited; and Goldrock Holdings Limited for the consideration of US$10.00 per share, respectively.